Commitment and Contingencies (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 18, 2025	Jun. 18, 2024
Commitment and Contingencies [Line Items]
Line of credit aggregate proceeds			$ 50,000,000,000,000
Aggregate market value	$ 350,000		$ 350,000
Common stock shares holds	5,000,260
Stock options exercisable	170,715
Stock options exercisable	$ 0.176
Converting per share	$ 0.0143
Percentage of stock option conversion ratio	8.10%
Share Subscription Line of Credit Agreement [Member]
Commitment and Contingencies [Line Items]
Line of credit aggregate proceeds	$ 50,000,000	$ 50,000,000